INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Schedule Of Corporate Income Tax Rate By Jurisdiction
Tax Rate
Australia	30%
Canada (*)	15%
Germany	28%
Hong Kong	16.5%
Japan	39.6%
Spain	30%
United States (*)	35%
(*) Federal

Schedule of Deferred Income Taxes
	December 31,
	2012	2011

Net operating loss carryforward of subsidiaries	$50,525	$43,158
Tax credits	3,080	2,565
Share-based compensation costs	2,487	2,445
Company's capital losses carryforward (1)	15,630	11,283
Bad debt reserve	831	790
Deferred revenues	1,907	2,130
Accrued warranty reserve	103	893
Accrued Severance	-	545
Intangible Assets - Patents	1,200	1,372
Other temporary differences	3,010	2,653

Total deferred tax asset before valuation allowance	78,773	67,834
Valuation allowance	(52,530)	(50,630)

Total deferred tax asset	26,243	17,204

Intangible assets acquired	(7,682)	(10,707)

Total deferred tax liability	(7,682)	(10,707)

Net deferred tax asset (2)	$18,561	$6,497

(1)	The Company has capital loss carryforwards resulting mainly from the difference between the reporting currency and the tax basis of the investments in Marketable securities.

Schedule Of Deferred Taxes Recorded In Balance Sheet
	December 31,
	2012	2011

Other receivables	$3,266	$1,619

Deferred tax assets	18,390	10,060
Deferred tax liability	(3,095)	(5,182)

Net deferred tax asset	$18,561	$6,497

Changes To Unrecognized Tax Benefits
Gross tax liabilities at January 1, 2011	$7,846

Additions based on tax positions related to the current year	1,171
Additions for tax positions of prior years	497
Reductions due to settlements with tax authorities	(627)
Reductions for positions of prior years	(25)

Gross tax liabilities at December 31, 2011	8,862

Additions based on tax positions related to the current year	6,917

Reductions for positions of prior years	(960)

Gross tax liabilities at December 31, 2012	$14,819

Tax Filings Subject To Examination
Israel	-	2007 - present
United States	-	2009 - present
Australia	-	2008 - present
Germany	-	2008 - present
Canada	-	2008 - present
Japan	-	2009 - present
Spain	-	2008 - present

Schedule Of Loss Before Taxes On Income
	Year ended December 31,
	2012	2011	2010

Domestic	$(21,890)	$(24,353)	$(23,116)
Foreign	15,047	(23,453)	(9,329)

	$(6,843)	$(47,806)	$(32,445)

Schedule Of Taxes On Income
	Year ended December 31,
	2012	2011	2010
Current taxes:
Domestic	$6,782	$592	$(2,414)
Foreign	780	3,531	643

	7,562	4,123	(1,771)
Deferred taxes:
Domestic	(207)	(153)	(198)
Foreign	(11,857)	(26)	(3,141)

	(12,064)	(179)	(3,339)

Taxes on income (tax benefit)	$(4,502)	$3,944	$(5,110)

Reconciliation Of Statutory Tax Rate To Effective Tax Rate

	Year ended December 31,
	2012	2011	2010

Loss before taxes on income	$(6,843)	$(47,806)	$(32,445)

Statutory tax rate	25%	24%	25%

Theoretical tax expenses (benefits) on the above amount at the Israeli statutory tax rate	$(1,711)	$(11,473)	$(8,111)
Increase in taxes resulting from "Approved/Privileged Enterprise" benefits	-	3,625	4,987
Difference in basis of measurement for tax purpose	2,984	(947)	452
Change in valuation allowance, net	(12,176)	19,151	(208)
Non-deductible stock-based compensation	122	511	471
Non-deductible expenses	257	(1,759)	1,256
State deferred taxes	(400)	(492)	(129)
Bargain purchase price	-	-	(3,101)
Increase in taxes resulting from tax settlement with tax authorities	-	697	-
Difference in tax rates	4,118	(3,161)	(933)
Tax contingencies	5,929	554	-
Return to provision	(3,449)	(2,915)	-
Pre-paid taxes	-	1,001	-

Others	(176)	(848)	206

Actual tax expense (benefit)	$(4,502)	$3,944	$(5,110)